RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Income (Details) - EBP 007 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Increase (Decrease) in Net Assets Available for Benefits	$ 87,951
Common/Collective Trust Fair Value Adjustment	(200)
Deemed Distributions	108
Net Increase (Decrease) in Net Assets Available for Benefits per Form 5500	$ 87,859